LOSS PER SHARE (EPS) 10Q	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
LOSS PER SHARE (EPS) [Abstract]
LOSS PER SHARE (EPS)
NOTE 4. LOSS PER SHARE (EPS)

Basic EPS is computed by dividing net income (loss) attributable to RiceBran Technologies shareholders by the weighted average number of common shares outstanding during all periods presented.  Shares underlying options, warrants and convertible debt are excluded from the basic EPS calculation but are considered in calculating diluted EPS.

Diluted EPS is computed by dividing the net income (loss) attributable to RiceBran Technologies shareholders by the weighted average number of shares outstanding during the period increased by the number of additional shares that would have been outstanding if the impact of assumed exercises and conversions is dilutive.  The dilutive effect of outstanding options and warrants is calculated using the treasury stock method.  The dilutive effect of outstanding convertible debt is calculated using the if-converted method.

Below are reconciliations of the numerators and denominators in the EPS computations for the three months ended March 31, 2014 and 2013.

	2014	2013
NUMERATOR (in thousands):
Basic and diluted - net loss attributable to RiceBran Technologies shareholders	$(1,865)	$(5,813)

DENOMINATOR:
Basic EPS - weighted average number of shares outstanding	3,017,408	1,043,459
Effect of dilutive securities outstanding	-	-
Diluted EPS - weighted average number of shares outstanding	3,017,408	1,043,459

Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive-
Stock options (average exercise price of $24.52 and $30.40)	174,141	173,260
Warrants (average exercise price of $6.27 and $24.97)	2,750,335	806,769
Convertible debt (average conversion price of $14.00 in 2013)	-	467,588

The impact of potentially dilutive securities outstanding at March 31, 2014 and 2013, was not included in the calculation of diluted EPS for the three months ended March 31, 2014 and 2013 because to do so would be antidilutive.  Those securities listed in the table above which were antidilutive for the three months ended March 31, 2014 and 2013, which remain outstanding, could potentially dilute EPS in the future.

NOTE 3. LOSS PER SHARE (EPS)

Basic EPS is computed by dividing net income (loss) attributable to RiceBran Technologies shareholders by the weighted average number of common shares outstanding during all periods presented.  Shares underlying options, warrants and convertible debt are excluded from the basic EPS calculation but are considered in calculating diluted EPS.

Diluted EPS is computed by dividing the net income (loss) attributable to RiceBran Technologies shareholders by the weighted average number of shares outstanding during the period increased by the number of additional shares that would have been outstanding if the impact of assumed exercises and conversions is dilutive.  The dilutive effect of outstanding options and warrants is calculated using the treasury stock method.  The dilutive effect of outstanding convertible debt is calculated using the if-converted method.

Below are reconciliations of the numerators and denominators in the EPS computations.

	2013	2012
NUMERATOR (in thousands):
Basic and diluted - net loss attributable to RiceBran Technologies shareholders	$(15,021)	$(9,509)

DENOMINATOR:
Basic EPS - weighted average number of shares outstanding	1,160,196	1,023,412
Effect of dilutive securities outstanding	-	-
Diluted EPS - weighted average number of shares outstanding	1,160,196	1,023,412

Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive-
Stock options (average exercise price of $26.90 and $48.00 )	179,493	191,187
Warrants (average exercise price of $17.71 and $62.00)	809,311	736,753
Convertible notes (average conversion price of $14.00 and $16.90)	414,683	334,709

The impacts of potentially dilutive securities outstanding at December 31, 2013 and 2012, were not included in the calculation of diluted EPS in 2013 and 2012 because to do so would be antidilutive.  Those securities listed in the table above which were antidilutive in 2013 and 2012, which remain outstanding, could potentially dilute EPS in the future.